Short Term Borrowings	12 Months Ended
Dec. 31, 2011
Short Term Borrowings [Abstract]
Short Term Borrowings

11.        Short Term Borrowings

            Bancshares has available an unsecured $3.0 million line of credit. The Bank has available lines of credit including overnight federal funds and reverse repurchase agreements from its correspondent banks totaling $29.5 million as of December 31, 2011.  The Bank has an additional secured line of credit from the Federal Home Loan Bank of Atlanta (FHLB) of $241.0 million.  Prior to allowing the Bank to borrow under the line of credit, the FHLB requires that the Bank provide collateral to support borrowings.  At December 31, 2011, we had provided $72.3 million in collateral value and as outlined below have borrowed $10.0 million.  We have additional available borrowing capacity of $62.3 million.  We may increase this availability by pledging additional collateral.  As a condition of obtaining the line of credit from the FHLB, the FHLB also requires that the Bank purchase shares of capital stock in the FHLB.

Short term borrowings consist of promissory notes or overnight repurchase agreements sold to the Bank’s customers, federal funds purchased and advances from the FHLB.

            The Bank sells short term promissory notes to its customers. These notes re-price daily and have maturities of 270 days or less.  Federal funds purchased are unsecured, overnight borrowings from other financial institutions.  Short term borrowings from the FHLB have a remaining maturity of less than one year.

11.        Short Term Borrowings (Continued)

Information related to short term borrowings is as follows:

December 31,	2011		2010		2009

	Amount	Rate	Amount	Rate	Amount	Rate
Amount outstanding at year end
Short term promissory notes	$ 7,784,561	0.20%	$ 5,669,332	0.50%	$ 11,149,939	0.50%
Repurchase agreements	20,888,096	0.50%	-		-
FHLB advance due Nov. 2010	-		-		5,000,000	3.66%
FHLB advance due Dec. 2012	5,000,000	3.36%	-		-
FHLB advance due Dec. 2012	5,000,000	3.12%	-		-
Total	$ 38,672,657		$ 5,669,332		$ 16,149,939

Average for the year
Short term promissory notes	$ 8,917,822	0.13%	$ 17,103,742	0.68%	$ 14,928,390	0.62%
Repurchase agreements	20,888,096	0.50%	-		-
Federal funds purchased	-		-		603
FHLB advance due Nov. 2010	-		4,566,438	3.66%	1,837,268	3.66%
FHLB advance due Dec. 2012	260,274	3.36%	-		-
FHLB advance due Dec. 2012	164,384	3.12%	-		-
Total	$ 30,230,576		$ 21,670,180		$ 16,766,261

At December 31, 2011, the book and market values of securities pledged as collateral for repurchase agreements were $30,618,545 and $31,537,558, respectively.